Selling, General and Administration Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Selling, General and Administration Expenses
Equity settled share-based compensation expense	$ (8,981)	$ (12,339)	$ (3,122)
Cash settled share-based compensation expense		(15,849)	(5,249)
Wages, salaries, and other employee benefits	(32,919)	(22,582)	(14,543)
Depreciation expense	(1,222)	(1,582)	(2,312)
IT and communications	(7,074)	(6,247)	(1,660)
Occupancy	(2,423)	(4,198)	(1,464)
Sales and marketing	(1,129)	(449)	(188)
Insurance	(5,719)	(3,370)	(627)
Professional fees	(10,970)	(5,625)	(1,470)
Expected credit losses on trade receivables	(5,182)	(61)	(148)
Bad debt expenses		(73)	(21)
Travel, meals, and accommodation expenses	(1,827)	(1,400)	(178)
Other administration expenses	(887)	(490)	(290)
Other operating expenses	(1,238)	(58)	(352)
Total selling, general and administration expenses	$ (79,571)	(74,323)	$ (31,624)
Loan Funded Share Plan
Selling, General and Administration Expenses
Equity settled share-based compensation expense resulting from modification to executive awards		$ 6,400